Comparative figures - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Trade and Other Receivables and Trade and Other Payables [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation	¥ 195.4
Net Current Assets and Net Assets [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation	¥ 0.0